Leases (Details) - Schedule of Lease Payments Relating to the Company’s Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Payments Relating to the Company’s Operating Leases [Abstract]
2024	$ 322,519
2025	16,457
Total lease payments	338,976
Less: imputed interest	(11,608)
Present value of operating lease liabilities	$ 327,368	$ 299,037